CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
OPERATING ACTIVITIES:
Net Income	$ 157,688	$ 725,181	$ 268,343	$ (5,813,891)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	6,955	6,532	7,695	7,690
Forgiveness of debt - Paycheck Protection Program			(221,400)
Depreciation of right-of-use asset			158,576	156,250
Increase in allowance for doubtful accounts receivable			100,000
Loss from investment in Hong Kong Joint Venture				3,842,275
Changes in operating assets and liabilities:
Increase in accounts receivable and amounts due from factor	(1,657,549)	(1,017,400)	(236,930)	568,879
Decrease in inventories			942,766	1,728,346
(Increase) Decrease in inventories, prepaid expenses, and other	(808,245)	2,018,807
(Increase) Decrease in prepaid expenses			(223,554)	32,045
Increase in accounts payable and accrued expenses	189,243	94,255	751,252	(356,096)
Decrease in operating lease liability			(158,576)	(156,250)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(2,111,908)	1,827,375	1,388,172	9,248
FINANCING ACTIVITIES:
Proceeds from - Paycheck Protection Program			221,400
Net borrowing (repayment) of Line of Credit - Factor	2,338,527	(1,561,665)	(1,542,762)	(289,926)
Note payable - Commercial Bank		221,400
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	2,338,527	(1,340,265)	(1,321,362)	(289,926)
NET INCREASE IN CASH	226,619	487,110	66,810	(280,678)
Cash at beginning of period	160,604	93,794	93,794	374,472
CASH AT END OF PERIOD	387,223	580,904	160,604	93,794
SUPPLEMENTAL INFORMATION:
Interest paid	$ 37,954	68,174	82,184	496,250
Supplemental disclosures of non-cash activities:
Right-of-use asset in exchange for operating lease liability				485,948
Conversion of trade accounts payable to note payable		$ 1,081,440	$ 1,081,440
Reduction in trade accounts payable to Eyston Co. Ltd. arising from the sale of the Hong Kong Joint Venture				$ 4,000,000